Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt
2022	$ 3,343
2023	13,373
2024	13,373
2025	19,357
2026	11,773
2027	43,679
Total long-term debt	$ 104,898	$ 146,972